UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2013 through June 30, 2014



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Telenav Inc.		12/3	Election of Directors	Co	FOR	FOR
TNAV	879455103	12/3	Select Ernst&Yng AccntntCo	FOR	FOR


EZCorp Inc.		3/24	Apprv Share increase	Co	FOR	FOR
EZPW	302301106	3/24	Apprv Add'l proxies	Co	FOR	FOR

The Brink's Co		5/02	Election of Directors	Co	FOR	FOR
BCO	109696104	5/02	Apprv offcr compnsation Co	FOR	FOR
			5/02	Apprv KPMG Accting firm	Co	FOR	FOR
			5/02	Elect each Dir annually	Co	AGN	AGN

Comstock Resources	5/08	Election of Directors	Co	FOR	FOR
CRK	205768203	5/08	Apprv amndmnt to Bylaws	Co	FOR	FOR
			5/08	Ratify Appt of Accntnts	Co	FOR	FOR
			5/08	Apprv Advisory Resolutn	Co	FOR	FOR
			5/08	SH proposal 5		Co	AGN	AGN
			5/08	SH proposal 6		Co	AGN	AGN

Coeur Mining		5/13	Election of Directors	Co	FOR	FOR
CDE	192108504	5/13	Apprv Exec Compnsation	Co	FOR	FOR
			5/13	Apprv KPMG Accting firm	Co	FOR	FOR

Swift Energy		5/20	Election of Directors	Co	FOR	FOR
SFY	870738101	5/20	Incr shrs of common stk	Co	FOR	FOR
			5/20	Apprv Exec Compnsation	Co	FOR	FOR
			5/20	Select Ernst&Yng AccntntCo	FOR	FOR

Hawaiian Holdings	5/22	Election of Directors	Co	FOR	FOR
HA	419879101	5/22	Select Ernst&Yng AccntntCo	FOR	FOR
			5/22	Apprv Exec Compnsation	Co	FOR	FOR

Telephone and Data Sys	5/22	Election of Directors	Co	FOR	FOR
TDS	879433829	5/22	Ratify Accntnts 2014	Co	FOR	FOR
			5/22	Apprv Perf goals terms	Co	FOR	FOR
			5/22	Apprv Exec Compnsation	Co	FOR	FOR

Stone Energy		5/22	Election of Directors	Co	FOR	FOR
SGY	861642106	5/22	Select Ernst&Yng AccntntCo	FOR	FOR
			5/22	Apprv Exec Compnsation	Co	FOR	FOR

Cooper Tire & Rubber	5/23	Election of Directors	Co	FOR	FOR
CTB	216831107	5/23	Ratify Appt of Accntnts	Co	FOR	FOR
			5/23	Incentv Compensation plnCo	FOR	FOR
			5/23	Apprv Exec Compnsation	Co	FOR	FOR

American Eagle		5/29	Election of Directors	Co	FOR	FOR
AEO	02553E106	5/29	Apprv Exec Compnsation	Co	FOR	FOR
			5/29	Apprv Stk Incentv Pln	Co	FOR	FOR
			5/29	Select Ernst&Yng AccntntCo	FOR	FOR

Interdigital		6/12	Election of Directors	Co	FOR	FOR
IDC	45867G101	6/12	Apprv Stk Incentv Pln	Co	FOR	FOR
			6/12	Apprv Exec Compnsation	Co	FOR	FOR
			6/12	Apprv PricWatrHousCoopr Co	FOR	FOR

Express Inc.		6/12	Election of Directors	Co	FOR	FOR
EXPR	30219E103	6/12	Apprv Exec Compnsation	Co	FOR	FOR
			6/12	Apprv PricWatrHousCoopr Co	FOR	FOR


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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/31/14